Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Capital and financial risk management
Borrowings	€ 56,987	€ 66,390
Cash and cash equivalents	(6,183)	(11,705)
Derivative financial instruments included in trade and other receivables	(4,226)	(6,124)
Derivative financial instruments included in trade and other payables	1,524	1,422
Short-term investments	(3,225)	(4,305)
Collateral assets	(741)	(239)
Financial liabilities under put option arrangements		485
Equity	60,998	64,483	€ 57,073	€ 57,768
Capital	€ 105,134	€ 110,407